Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) [Line Items]
Share price (in Dollars per share)	$ 2.26	$ 2.26
Exercise price / warrant (in Dollars per share)	$ 4	$ 4
Expected volatility	130.14%	130.14%
Dividend yield
Expected term (years)	4.24 years	4.24 years
Annual risk-free interest rate	3.918%	3.918%
Series A warrant [Member]
Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) [Line Items]
Share price (in Dollars per share)	$ 1.08
Exercise price / warrant (in Dollars per share)	$ 1.25
Expected volatility	236.94%
Dividend yield
Expected term (years)	4.00 years
Annual risk-free interest rate	3.918%
Series B warrant [Member]
Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) [Line Items]
Share price (in Dollars per share)	$ 1.08
Exercise price / warrant (in Dollars per share)	$ 1.25
Expected volatility	236.94%
Dividend yield
Expected term (years)	0.5 years
Annual risk-free interest rate	3.918%